PROPERTY PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			₪ 42,241
Changes during
Ending Balance			41,209	₪ 42,241
US Dollars [Member]
Changes during
Ending Balance | $	[1]	$ 11,886
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			77,204	76,041
Changes during
Additions			2,650	1,915
Dispositions			(1,256)	(752)
Ending Balance			78,598	77,204
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			34,963	31,875
Changes during
Additions			3,682	3,760
Dispositions			(1,256)	(672)
Ending Balance			37,389	34,963
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			42,241
Changes during
Ending Balance			41,209	42,241
Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		10,986
Changes during
Dispositions			11,886
Ending Balance | $
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			54,477	54,411
Changes during
Additions			10	66
Dispositions
Ending Balance			54,487	54,477
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			17,038	15,378
Changes during
Additions			1,663	1,660
Dispositions
Ending Balance			18,701	17,038
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			37,439
Changes during
Ending Balance			35,786	37,439
Land and buildings [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		9,737
Changes during
Dispositions			10,322
Ending Balance | $
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,388	4,279
Changes during
Additions			705	240
Dispositions				(131)
Ending Balance			5,093	4,388
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			2,850	1,979
Changes during
Additions			894	922
Dispositions				(51)
Ending Balance			3,744	2,850
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,538
Changes during
Ending Balance			1,349	1,538
Machinery and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		400
Changes during
Dispositions			389
Ending Balance | $
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			12,392	11,660
Changes during
Additions			1,419	1,353
Dispositions			(1,256)	(621)
Ending Balance			12,555	12,392
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			10,582	10,329
Changes during
Additions			821	874
Dispositions			(1,256)	(621)
Ending Balance			10,147	10,582
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,810
Changes during
Ending Balance			2,408	1,810
Motor vehicles [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		471
Changes during
Dispositions			695
Ending Balance | $
Computers and Equipment Member [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,584	4,382
Changes during
Additions			196	202
Dispositions
Ending Balance			4,780	4,584
Computers and Equipment Member [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			3,649	3,382
Changes during
Additions			260	267
Dispositions
Ending Balance			3,909	3,649
Computers and Equipment Member [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			935
Changes during
Ending Balance			871	935
Computers and Equipment Member [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		243
Changes during
Dispositions			251
Ending Balance | $
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,363	1,309
Changes during
Additions			320	54
Dispositions
Ending Balance			1,683	1,363
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			844	807
Changes during
Additions			44	37
Dispositions
Ending Balance			888	844
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			519
Changes during
Ending Balance			795	₪ 519
Office furniture and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		$ 135
Changes during
Dispositions			₪ 229
Ending Balance | $

[1]	Convenience Translation into US Dollars.